Earnings per share - Details of the adjusted earnings per share (Details) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share
Profit attributable to equity holders of the Company	£ 232	£ 263	£ 186
One-off and adjusting items	136	21	8
Amortisation and impairment of intangibles	118	74	82
Net interest adjustments	(18)	(4)	35
Tax on above items	(41)	(18)	(26)
Adjusted profit attributable to equity holders of the Company	£ 427	£ 336	£ 285
Weighted average number of ordinary shares in issue (million)	2,002	1,858	1,853
Adjustment for potentially dilutive shares (million)	12	8	10
Weighted average number of ordinary shares for diluted earnings per share (million)	2,014	1,866	1,863
Basic earnings per share	£ 0.1157	£ 0.1416	£ 0.1003
Diluted earnings per share	0.1151	0.1410	0.0998
Basic adjusted earnings per share	0.2134	0.1807	0.1537
Diluted adjusted earnings per share	£ 0.2122	£ 0.1799	£ 0.1529
Net interest credit from pensions	£ 0	£ 0	£ 1
Finance costs from hedge accounting recognised in other comprehensive income	0	4	5
IFRS 16 interest adjustment	0	0	(2)
Interest fair value adjustment	21	0	(38)
Discount unwind	(3)	0	0
One-off and adjusting items tax impact	20	2	2
Tax on amortisation and impairment of intangibles	25	18	18
Tax on net interest adjustments	£ (3)	£ (1)	£ 6